Assets classified as held for sale - Disclosure of assets and liabilities classified as held for sale (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of Assets and Liabilities Classified as Held For Sale [Line Items]
Assets classified as held for sale	€ 4,966	€ 2,134
Liabilities classified as held for sale	1,423	0
CTM Unit Solna
Disclosure of Assets and Liabilities Classified as Held For Sale [Line Items]
Assets classified as held for sale	2,832	0
Liabilities classified as held for sale	1,423	0
BliNK Biomedical SAS
Disclosure of Assets and Liabilities Classified as Held For Sale [Line Items]
Assets classified as held for sale	2,134	2,134
Liabilities classified as held for sale	€ 0	€ 0